Pioneer Fundamental Value Fund
PIONEER FUNDAMENTAL VALUE FUND (formerly, Pioneer Cullen Value Fund) Fund summary
INVESTMENT OBJECTIVES
Capital appreciation.
Current income is a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 32 and the "Sales charges" section of the statement of additional information beginning on page 53.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Fundamental Value Fund	CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y	CLASS Z
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Fundamental Value Fund		CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y	CLASS Z
Management Fees	[1]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses	[1]	0.28%	0.43%	0.26%	0.37%	0.18%	0.26%
Total Annual Fund Operating Expenses	[1][2]	1.20%	2.10%	1.93%	1.54%	0.85%	0.93%
Less: Fee Waiver and Expense Limitation	[2]	none	none	none	(0.14%)	none	(0.03%)
Net Expenses	[2]	1.20%	2.10%	1.93%	1.40%	0.85%	0.90%
[1]	Management fees, other expenses and total annual fund operating expenses have been restated based on current expenses.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.40% and 0.90% of the average daily net assets attributable to Class R and Class Z shares, respectively. This expense limitation is in effect through November 1, 2014. There can be no assurance that the adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Fundamental Value Fund (USD $)	1	3	5	10
Class A	690	934	1,197	1,946
Class B	613	958	1,229	2,201
Class C	296	606	1,042	2,254
Class R	143	473	826	1,823
Class Y	87	271	471	1,049
Class Z	92	287	498	1,108

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Fundamental Value Fund (USD $)	1	3	5	10
Class A	690	934	1,197	1,946
Class B	213	658	1,129	2,201
Class C	196	606	1,042	2,254
Class R	143	473	826	1,823
Class Y	87	271	471	1,049
Class Z	92	287	498	1,108

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The fund invests primarily in equity securities. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies (generally, market capitalizations of $1.5 billion or more). The fund may invest up to 30% of its total assets in securities of non-U.S. issuers, including up to 10% of its total assets in securities of emerging market issuers.

For purposes of the fund's investment policies, equity securities include common stocks, debt convertible to equity securities and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may also invest in investment grade and below investment grade debt securities (known as "junk bonds") and derivatives. The fund may, but is not required to, use derivatives. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may also hold cash or other short-term investments.

The fund uses a "value" style of management. The adviser seeks to identify securities that are selling at reasonable prices or at substantial discounts to their underlying values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. In selecting securities, the adviser considers a security's potential to provide current income. The adviser focuses on the quality and price of individual issuers and securities. The adviser generally sells a portfolio security when it believes that the security's market value reflects its underlying value.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in recent years. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities, in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the adviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

MID-SIZE COMPANIES RISK. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, be harder to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

ISSUER FOCUS RISK. The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Russell 1000 Value Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Cullen Value Fund (the predecessor fund) on February 25, 2005. The performance of Class A shares of the fund includes the net asset value performance of the predecessor fund's single class of shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower. Cullen Capital Management LLC served as the investment adviser to the predecessor fund and as the fund's subadviser through July 31, 2012.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 19.12% (10/01/2003 TO 12/31/2003).
THE LOWEST CALENDAR QUARTERLY RETURN WAS -18.48% (10/01/2008 TO 12/31/2008).

At September 30, 2012, the year-to-date return was 11.10%.
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Average Annual Total Returns Pioneer Fundamental Value Fund		1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A		(10.12%)	(3.06%)	5.09%	5.36%	Jul. 01, 2000
Class A Return after taxes on distributions		(10.63%)	(3.35%)	4.78%	5.08%	Jul. 01, 2000
Class A Return after taxes on distributions and sale of shares		(6.58%)	(2.67%)	4.32%	4.60%	Jul. 01, 2000
Class B		(9.21%)	(2.77%)		1.22%	Feb. 28, 2005
Class C		(5.33%)	(2.64%)		1.35%	Feb. 28, 2005
Class R		(4.86%)	(2.15%)		(1.34%)	Nov. 03, 2006
Class Y		(4.27%)	(1.55%)		2.48%	Feb. 28, 2005
Class Z		(4.30%)			5.88%	Nov. 01, 2008
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	0.39%	(2.64%)	3.89%	3.86%	Jul. 01, 2000
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%	0.61%	Jul. 01, 2000
[1]	Effective June 30, 2012, the fund changed its benchmark from the Standard & Poor's 500 Index to the Russell 1000 Value Index because the latter index is more consistent with the fund's investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R, Class Y and Class Z shares will vary.